Derivative Instruments and Hedging Activities - Additional Information (Detail) (Interest rate swaps and cross currency swaps [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Interest rate swaps and cross currency swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate fair value asset	$ 2.9
Aggregate fair value liability	$ 166.9